Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2023
Accounts Receivable [Abstract]
Schedule of Accounts Receivable	Accounts receivable as of December 31, 2023 and 2022 consisted of the following:
	2023	2022
Accounts receivable	$6,292,469	$9,963,821
Less: allowance for doubtful accounts	(39,280)	(2,478)
Accounts receivable, net	$6,253,189	$9,961,343

Schedule of Allowance for Doubtful Accounts	Changes of allowance for doubtful accounts for the years ended December 31, 2023 and 2022 were as follow:
	2023	2022
Beginning balance	$(2,478)	$(2,682)
Provision adjustment for accounts receivable	(36,972)	-
Exchange difference	170	204
Ending balance	$(39,280)	$(2,478)